Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
September 30, 2021
MCG-NPRT1-1121
1.9896344.102
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Entertainment - 2.2%
Live Nation Entertainment, Inc. (a)	8,293	755,741
Madison Square Garden Sports Corp. (a)	1,168	217,190
Playtika Holding Corp.	16,752	462,858
Roku, Inc. Class A (a)	18,786	5,886,593
Skillz, Inc. (a)(b)	47,491	466,362
Spotify Technology SA (a)	22,047	4,968,071
Take-Two Interactive Software, Inc. (a)	3,708	571,292
World Wrestling Entertainment, Inc. Class A	6,198	348,699
Zynga, Inc. (a)	76,682	577,415
		14,254,221
Interactive Media & Services - 2.5%
Match Group, Inc. (a)	44,583	6,999,085
Pinterest, Inc. Class A (a)	89,465	4,558,242
TripAdvisor, Inc. (a)(b)	9,727	329,259
Twitter, Inc. (a)	13,215	798,054
Vimeo, Inc.	21,333	626,550
Zillow Group, Inc.:
Class A (a)	9,559	846,736
Class C (a)(b)	27,330	2,408,866
		16,566,792
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	24,136	500,098
Cable One, Inc.	461	835,853
Nexstar Broadcasting Group, Inc. Class A	442	67,166
		1,403,117
TOTAL COMMUNICATION SERVICES		32,224,130
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.3%
Aptiv PLC (a)	7,968	1,186,993
QuantumScape Corp. Class A (a)(b)	23,688	581,304
		1,768,297
Automobiles - 0.1%
Thor Industries, Inc.	3,493	428,801
Distributors - 0.4%
Pool Corp.	6,280	2,728,095
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	7,819	1,090,125
Chegg, Inc. (a)(b)	17,555	1,194,091
Frontdoor, Inc. (a)	9,447	395,829
H&R Block, Inc.	23,140	578,500
Mister Car Wash, Inc. (b)	5,299	96,707
		3,355,252
Hotels, Restaurants & Leisure - 5.2%
Boyd Gaming Corp. (a)	2,819	178,330
Caesars Entertainment, Inc. (a)	20,427	2,293,544
Chipotle Mexican Grill, Inc. (a)	4,528	8,229,731
Choice Hotels International, Inc.	5,616	709,694
Churchill Downs, Inc.	5,945	1,427,276
Darden Restaurants, Inc.	14,245	2,157,690
Domino's Pizza, Inc.	4,028	1,921,195
DraftKings, Inc. Class A (a)(b)	48,985	2,359,118
Expedia, Inc. (a)	23,392	3,833,949
Hilton Worldwide Holdings, Inc. (a)	29,618	3,912,834
Penn National Gaming, Inc. (a)	1,589	115,139
Planet Fitness, Inc. (a)	9,242	725,959
Six Flags Entertainment Corp. (a)	4,763	202,428
Travel+Leisure Co.	9,087	495,514
Vail Resorts, Inc.	6,438	2,150,614
Wendy's Co.	28,737	623,018
Wyndham Hotels & Resorts, Inc.	9,330	720,183
Wynn Resorts Ltd. (a)	17,043	1,444,394
Yum China Holdings, Inc.	5,296	307,751
Yum! Brands, Inc.	4,091	500,370
		34,308,731
Household Durables - 1.0%
D.R. Horton, Inc.	22,162	1,860,943
NVR, Inc. (a)	349	1,673,134
PulteGroup, Inc.	12,135	557,239
Tempur Sealy International, Inc.	29,350	1,362,134
Toll Brothers, Inc.	7,338	405,718
TopBuild Corp. (a)	4,405	902,188
		6,761,356
Internet & Direct Marketing Retail - 1.5%
Doordash, Inc.	20,465	4,215,381
Etsy, Inc. (a)	20,430	4,248,623
Wayfair LLC Class A (a)(b)	6,746	1,723,670
		10,187,674
Leisure Products - 1.0%
Brunswick Corp.	1,606	153,004
Mattel, Inc. (a)	56,235	1,043,722
Peloton Interactive, Inc. Class A (a)	42,593	3,707,721
Polaris, Inc.	6,387	764,268
YETI Holdings, Inc. (a)	13,797	1,182,265
		6,850,980
Multiline Retail - 0.1%
Nordstrom, Inc. (a)(b)	15,023	397,358
Specialty Retail - 4.5%
AutoZone, Inc. (a)	743	1,261,607
Bath & Body Works, Inc.	22,703	1,430,970
Best Buy Co., Inc.	9,277	980,672
Burlington Stores, Inc. (a)	10,082	2,858,953
CarMax, Inc. (a)	2,262	289,446
Carvana Co. Class A (a)(b)	12,439	3,750,856
Five Below, Inc. (a)	8,886	1,571,134
Floor & Decor Holdings, Inc. Class A (a)	16,414	1,982,647
GameStop Corp. Class A (a)(b)	10,357	1,817,343
Leslie's, Inc. (b)	18,996	390,178
Lithia Motors, Inc. Class A (sub. vtg.)	431	136,644
O'Reilly Automotive, Inc. (a)	3,355	2,050,106
Petco Health & Wellness Co., Inc. (b)	552	11,647
RH (a)	2,767	1,845,340
Tractor Supply Co.	18,548	3,758,010
Ulta Beauty, Inc. (a)	8,580	3,096,694
Victoria's Secret & Co.	7,207	398,259
Vroom, Inc. (a)(b)	4,650	102,626
Williams-Sonoma, Inc.	9,179	1,627,712
		29,360,844
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.	405	38,815
Deckers Outdoor Corp. (a)	600	216,120
Hanesbrands, Inc.	33,462	574,208
lululemon athletica, Inc. (a)	18,402	7,447,289
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,378	100,161
Tapestry, Inc.	4,500	166,590
VF Corp.	33,590	2,250,194
		10,793,377
TOTAL CONSUMER DISCRETIONARY		106,940,765
CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	1,504	766,664
Brown-Forman Corp.:
Class A	3,666	229,748
Class B (non-vtg.)	14,653	981,898
		1,978,310
Food Products - 1.1%
Beyond Meat, Inc. (a)(b)	8,106	853,238
Darling Ingredients, Inc. (a)	1,381	99,294
Freshpet, Inc. (a)	6,581	939,043
Kellogg Co.	18,031	1,152,542
Lamb Weston Holdings, Inc.	6,969	427,688
Pilgrim's Pride Corp. (a)	3,135	91,166
The Hershey Co.	20,256	3,428,328
		6,991,299
Household Products - 0.4%
Church & Dwight Co., Inc.	2,098	173,232
The Clorox Co.	16,057	2,659,200
		2,832,432
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	2,792	118,325
TOTAL CONSUMER STAPLES		11,920,366
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Halliburton Co.	7,571	163,685
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp. (b)	7,531	163,875
Cheniere Energy, Inc.	37,789	3,690,852
Cimarex Energy Co.	3,242	282,702
Continental Resources, Inc.	1,091	50,350
Diamondback Energy, Inc.	13,810	1,307,393
Hess Corp.	3,041	237,533
New Fortress Energy, Inc.	4,283	118,853
Occidental Petroleum Corp.	17,314	512,148
Pioneer Natural Resources Co.	15,531	2,586,067
Texas Pacific Land Corp. (b)	949	1,147,683
		10,097,456
TOTAL ENERGY		10,261,141
FINANCIALS - 5.0%
Banks - 0.2%
Citizens Financial Group, Inc.	12,124	569,586
Sterling Bancorp	2,459	61,377
Synovus Financial Corp.	1,732	76,017
Western Alliance Bancorp.	8,551	930,520
		1,637,500
Capital Markets - 3.3%
Ameriprise Financial, Inc.	10,255	2,708,551
Apollo Global Management LLC Class A (b)	29,234	1,800,522
Ares Management Corp.	19,493	1,439,168
FactSet Research Systems, Inc.	5,265	2,078,517
LPL Financial	12,840	2,012,798
MarketAxess Holdings, Inc.	6,026	2,535,078
Morningstar, Inc.	3,417	885,106
MSCI, Inc.	9,174	5,580,911
Raymond James Financial, Inc.	1,518	140,081
T. Rowe Price Group, Inc.	12,032	2,366,694
		21,547,426
Consumer Finance - 1.0%
Credit Acceptance Corp. (a)(b)	104	60,871
Discover Financial Services	26,556	3,262,405
Synchrony Financial	17,146	838,096
Upstart Holdings, Inc.	7,272	2,301,152
		6,462,524
Insurance - 0.4%
Alleghany Corp. (a)	239	149,234
Arch Capital Group Ltd. (a)	14,700	561,246
Brown & Brown, Inc.	2,192	121,546
Erie Indemnity Co. Class A	2,800	499,576
Everest Re Group Ltd.	1,451	363,882
GoHealth, Inc. (a)	6,630	33,349
Lemonade, Inc. (a)(b)	648	43,422
Lincoln National Corp.	4,584	315,150
Markel Corp. (a)	364	435,027
RenaissanceRe Holdings Ltd.	3,322	463,087
		2,985,519
Thrifts & Mortgage Finance - 0.1%
Rocket Companies, Inc. (b)	22,274	357,275
UWM Holdings Corp. Class A	7,252	50,401
		407,676
TOTAL FINANCIALS		33,040,645
HEALTH CARE - 17.7%
Biotechnology - 3.9%
Acceleron Pharma, Inc. (a)(b)	8,508	1,464,227
Alnylam Pharmaceuticals, Inc. (a)	19,129	3,611,746
CureVac NV (a)(b)	8,567	467,930
Exact Sciences Corp. (a)(b)	25,473	2,431,398
Exelixis, Inc. (a)	42,731	903,333
Horizon Therapeutics PLC (a)	6,585	721,321
Incyte Corp. (a)	25,507	1,754,371
Ionis Pharmaceuticals, Inc. (a)(b)	20,831	698,672
Iovance Biotherapeutics, Inc. (a)(b)	7,220	178,045
Mirati Therapeutics, Inc. (a)(b)	5,279	933,908
Natera, Inc. (a)	12,543	1,397,792
Neurocrine Biosciences, Inc. (a)	15,085	1,446,802
Novavax, Inc. (a)(b)	11,911	2,469,269
Repligen Corp. (a)(b)	8,314	2,402,663
Sarepta Therapeutics, Inc. (a)(b)	12,306	1,138,059
Seagen, Inc. (a)	19,219	3,263,386
Ultragenyx Pharmaceutical, Inc. (a)	7,732	697,349
		25,980,271
Health Care Equipment & Supplies - 6.1%
Abiomed, Inc. (a)	7,148	2,326,817
DexCom, Inc. (a)	15,554	8,505,844
Figs, Inc. Class A (a)(b)	1,538	57,121
Globus Medical, Inc. (a)	642	49,190
IDEXX Laboratories, Inc. (a)	13,653	8,490,801
Insulet Corp. (a)	10,664	3,031,029
Masimo Corp. (a)	5,850	1,583,654
Novocure Ltd. (a)	16,509	1,917,851
Penumbra, Inc. (a)	5,447	1,451,626
ResMed, Inc.	20,892	5,506,087
STERIS PLC	1,882	384,455
Tandem Diabetes Care, Inc. (a)	9,252	1,104,504
Teleflex, Inc.	1,334	502,318
West Pharmaceutical Services, Inc.	11,856	5,033,346
		39,944,643
Health Care Providers & Services - 1.2%
agilon health, Inc. (b)	10,296	269,858
Amedisys, Inc. (a)	4,571	681,536
Cardinal Health, Inc.	27,693	1,369,696
Chemed Corp.	655	304,654
DaVita HealthCare Partners, Inc. (a)	7,829	910,200
Encompass Health Corp.	9,020	676,861
Guardant Health, Inc. (a)	14,483	1,810,520
McKesson Corp.	3,600	717,768
Molina Healthcare, Inc. (a)	1,414	383,632
Oak Street Health, Inc. (a)(b)	14,296	608,009
		7,732,734
Health Care Technology - 1.0%
Certara, Inc.	7,609	251,858
Veeva Systems, Inc. Class A (a)	22,102	6,369,133
		6,620,991
Life Sciences Tools & Services - 5.2%
10X Genomics, Inc. (a)	13,487	1,963,437
Adaptive Biotechnologies Corp. (a)	15,636	531,468
Agilent Technologies, Inc.	43,988	6,929,430
Avantor, Inc. (a)	93,523	3,825,091
Bio-Techne Corp.	6,244	3,025,655
Bruker Corp.	16,501	1,288,728
Charles River Laboratories International, Inc. (a)	7,531	3,107,818
IQVIA Holdings, Inc. (a)	15,202	3,641,487
Maravai LifeSciences Holdings, Inc.	16,381	803,979
Mettler-Toledo International, Inc. (a)	3,703	5,100,364
PPD, Inc. (a)	10,566	494,383
Sotera Health Co.	16,027	419,106
Syneos Health, Inc. (a)	2,116	185,108
Waters Corp. (a)	9,173	3,277,513
		34,593,567
Pharmaceuticals - 0.3%
Catalent, Inc. (a)	6,157	819,312
Royalty Pharma PLC (b)	31,053	1,122,255
		1,941,567
TOTAL HEALTH CARE		116,813,773
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	10,463	1,831,234
BWX Technologies, Inc.	11,536	621,329
HEICO Corp.	2,342	308,840
HEICO Corp. Class A	4,067	481,655
Howmet Aerospace, Inc.	4,618	144,082
Spirit AeroSystems Holdings, Inc. Class A	4,930	217,857
TransDigm Group, Inc. (a)	2,402	1,500,217
Virgin Galactic Holdings, Inc. (a)(b)	26,525	671,083
		5,776,297
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	4,195	364,965
Expeditors International of Washington, Inc.	19,787	2,357,225
GXO Logistics, Inc. (a)	13,380	1,049,527
		3,771,717
Airlines - 0.7%
Delta Air Lines, Inc. (a)	103,106	4,393,347
Building Products - 1.9%
Advanced Drain Systems, Inc.	9,753	1,054,982
Allegion PLC	11,019	1,456,491
Armstrong World Industries, Inc. (b)	3,703	353,525
Carlisle Companies, Inc.	3,173	630,761
Carrier Global Corp.	65,662	3,398,665
Fortune Brands Home & Security, Inc.	5,682	508,084
The AZEK Co., Inc. (a)	9,908	361,939
Trane Technologies PLC	18,755	3,238,051
Trex Co., Inc. (a)	18,661	1,902,116
		12,904,614
Commercial Services & Supplies - 1.9%
Cintas Corp.	13,206	5,026,996
Copart, Inc. (a)	33,726	4,678,471
IAA, Inc. (a)	21,750	1,186,898
MSA Safety, Inc.	1,696	247,107
Rollins, Inc.	33,951	1,199,489
		12,338,961
Electrical Equipment - 1.6%
Generac Holdings, Inc. (a)	9,893	4,042,972
Plug Power, Inc. (a)(b)	82,534	2,107,918
Rockwell Automation, Inc.	11,368	3,342,647
Vertiv Holdings Co.	45,351	1,092,506
		10,586,043
Machinery - 1.3%
AGCO Corp.	986	120,815
Allison Transmission Holdings, Inc.	12,873	454,674
Donaldson Co., Inc.	2,500	143,525
Graco, Inc.	16,815	1,176,546
Lincoln Electric Holdings, Inc.	9,259	1,192,467
Middleby Corp. (a)	2,674	455,944
Nordson Corp.	1,601	381,278
Parker Hannifin Corp.	3,445	963,291
Toro Co.	16,392	1,596,745
Xylem, Inc.	19,031	2,353,754
		8,839,039
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	21,485	1,704,835
CoStar Group, Inc. (a)	49,041	4,220,468
Equifax, Inc.	7,466	1,892,034
LegalZoom.com, Inc.	1,818	47,995
Robert Half International, Inc.	15,538	1,558,928
TransUnion Holding Co., Inc.	21,088	2,368,393
Verisk Analytics, Inc.	16,313	3,267,005
		15,059,658
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	12,042	2,013,663
Kansas City Southern	3,904	1,056,579
Landstar System, Inc.	5,467	862,802
Lyft, Inc. (a)	46,067	2,468,731
Old Dominion Freight Lines, Inc.	15,189	4,343,750
TuSimple Holdings, Inc. (a)(b)	613	22,761
XPO Logistics, Inc. (a)	13,380	1,064,780
		11,833,066
Trading Companies & Distributors - 1.3%
Core & Main, Inc.	2,906	76,166
Fastenal Co.	82,114	4,237,904
SiteOne Landscape Supply, Inc. (a)	3,703	738,637
United Rentals, Inc. (a)	4,048	1,420,565
W.W. Grainger, Inc.	6,222	2,445,619
		8,918,891
TOTAL INDUSTRIALS		94,421,633
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	8,684	2,984,170
CommScope Holding Co., Inc. (a)	32,366	439,854
Ubiquiti, Inc.	941	281,048
		3,705,072
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	66,992	4,905,824
CDW Corp.	22,141	4,030,105
Cognex Corp.	27,576	2,212,147
Coherent, Inc. (a)	3,535	884,068
Corning, Inc.	41,497	1,514,226
IPG Photonics Corp. (a)	420	66,528
Jabil, Inc.	18,149	1,059,357
Keysight Technologies, Inc. (a)	13,131	2,157,292
Vontier Corp.	14,752	495,667
Zebra Technologies Corp. Class A (a)	8,588	4,426,427
		21,751,641
IT Services - 6.2%
Broadridge Financial Solutions, Inc.	16,938	2,822,548
Cloudflare, Inc. (a)	39,304	4,427,596
EPAM Systems, Inc. (a)	8,681	4,952,337
Euronet Worldwide, Inc. (a)	5,781	735,806
FleetCor Technologies, Inc. (a)	3,011	786,684
Gartner, Inc. (a)	13,126	3,988,729
Genpact Ltd.	1,477	70,172
Globant SA (a)	6,519	1,831,904
GoDaddy, Inc. (a)	2,762	192,511
Jack Henry & Associates, Inc.	3,108	509,898
MongoDB, Inc. Class A (a)	9,997	4,713,685
Okta, Inc. (a)	20,037	4,755,582
Paychex, Inc.	45,315	5,095,672
Sabre Corp. (a)(b)	51,178	605,948
Shift4 Payments, Inc. (a)(b)	6,924	536,748
StoneCo Ltd. Class A (a)	33,207	1,152,947
Switch, Inc. Class A	18,483	469,283
The Western Union Co.	16,328	330,152
WEX, Inc. (a)	4,833	851,285
Wix.com Ltd. (a)	8,599	1,685,146
		40,514,633
Semiconductors & Semiconductor Equipment - 4.7%
Allegro MicroSystems LLC (a)	6,474	206,909
Brooks Automation, Inc.	9,728	995,661
Enphase Energy, Inc. (a)	21,274	3,190,462
Entegris, Inc.	21,714	2,733,793
Microchip Technology, Inc.	36,558	5,611,287
MKS Instruments, Inc.	7,525	1,135,598
Monolithic Power Systems, Inc.	7,230	3,504,236
ON Semiconductor Corp. (a)	36,949	1,691,156
Skyworks Solutions, Inc.	12,559	2,069,472
Teradyne, Inc.	26,809	2,926,739
Universal Display Corp.	6,980	1,193,301
Xilinx, Inc.	39,682	5,991,585
		31,250,199
Software - 18.6%
Alteryx, Inc. Class A (a)	9,480	692,988
Anaplan, Inc. (a)	22,646	1,378,915
ANSYS, Inc. (a)	5,845	1,989,930
Aspen Technology, Inc. (a)	10,953	1,345,028
Avalara, Inc. (a)	13,662	2,387,708
Bentley Systems, Inc. Class B (b)	22,253	1,349,422
Bill.Com Holdings, Inc. (a)	12,741	3,401,210
C3.Ai, Inc. (b)	1,469	68,073
Cadence Design Systems, Inc. (a)	44,340	6,714,850
CDK Global, Inc.	3,046	129,607
Citrix Systems, Inc.	7,112	763,615
Coupa Software, Inc. (a)	11,802	2,586,762
Crowdstrike Holdings, Inc. (a)	31,798	7,815,312
Datadog, Inc. Class A (a)	37,465	5,295,678
DocuSign, Inc. (a)	30,774	7,922,151
DoubleVerify Holdings, Inc.	2,497	85,298
Dropbox, Inc. Class A (a)	49,163	1,436,543
Duck Creek Technologies, Inc. (a)	2,578	114,051
Dynatrace, Inc. (a)	29,862	2,119,306
Elastic NV (a)	11,228	1,672,860
Everbridge, Inc. (a)	6,184	934,031
Fair Isaac Corp. (a)	4,438	1,766,013
FireEye, Inc. (a)	11,074	197,117
Five9, Inc. (a)	10,771	1,720,560
Fortinet, Inc. (a)	21,605	6,309,524
HubSpot, Inc. (a)	7,189	4,860,411
Jamf Holding Corp. (b)	7,225	278,307
Manhattan Associates, Inc. (a)	5,440	832,483
McAfee Corp.	8,396	185,636
Medallia, Inc. (a)	9,324	315,804
nCino, Inc. (a)(b)	9,049	642,750
NCR Corp. (a)	6,987	270,816
New Relic, Inc. (a)	8,318	596,983
NortonLifeLock, Inc.	23,494	594,398
Nuance Communications, Inc. (a)	17,465	961,274
Nutanix, Inc. Class A	31,058	1,170,887
Palantir Technologies, Inc. (a)	262,088	6,300,596
Palo Alto Networks, Inc. (a)	15,377	7,365,583
Paycom Software, Inc. (a)	8,179	4,054,739
Paycor HCM, Inc. (b)	2,381	83,716
Paylocity Holding Corp. (a)	6,044	1,694,738
Pegasystems, Inc.	6,210	789,291
Procore Technologies, Inc. (a)	1,177	105,153
PTC, Inc. (a)	17,000	2,036,430
RingCentral, Inc. (a)	12,962	2,819,235
Smartsheet, Inc. (a)	19,373	1,333,250
Splunk, Inc. (a)	26,428	3,824,396
Synopsys, Inc. (a)	15,521	4,647,143
Teradata Corp. (a)	14,993	859,849
The Trade Desk, Inc. (a)	69,119	4,859,066
Tyler Technologies, Inc. (a)	5,624	2,579,448
Unity Software, Inc. (b)	24,007	3,030,884
Zendesk, Inc. (a)	19,191	2,233,640
Zscaler, Inc. (a)(b)	12,468	3,269,359
		122,792,817
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	67,297	1,841,246
NetApp, Inc.	23,800	2,136,288
Pure Storage, Inc. Class A (a)	40,240	1,012,438
		4,989,972
TOTAL INFORMATION TECHNOLOGY		225,004,334
MATERIALS - 1.8%
Chemicals - 1.1%
Axalta Coating Systems Ltd. (a)	5,889	171,900
Celanese Corp. Class A	6,526	983,077
Diversey Holdings Ltd.	6,224	99,833
FMC Corp.	5,258	481,422
LyondellBasell Industries NV Class A	5,216	489,522
Olin Corp.	1,762	85,017
PPG Industries, Inc.	16,118	2,305,035
RPM International, Inc.	12,025	933,741
The Chemours Co. LLC	13,668	397,192
The Scotts Miracle-Gro Co. Class A (b)	6,621	969,050
Westlake Chemical Corp.	1,069	97,429
		7,013,218
Containers & Packaging - 0.6%
Avery Dennison Corp.	7,089	1,468,912
Ball Corp.	15,351	1,381,129
Crown Holdings, Inc.	2,506	252,555
Graphic Packaging Holding Co.	12,835	244,378
Sealed Air Corp.	13,090	717,201
		4,064,175
Metals & Mining - 0.1%
Steel Dynamics, Inc.	5,848	341,991
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,120	68,734
TOTAL MATERIALS		11,488,118
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
CoreSite Realty Corp.	5,521	764,879
Equity Lifestyle Properties, Inc.	14,798	1,155,724
Extra Space Storage, Inc.	1,883	316,325
Iron Mountain, Inc.	32,531	1,413,472
Lamar Advertising Co. Class A	12,145	1,377,850
SBA Communications Corp. Class A	2,919	964,934
Simon Property Group, Inc.	45,732	5,943,788
		11,936,972
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,855	277,963
Opendoor Technologies, Inc. (a)(b)	14,571	299,143
		577,106
TOTAL REAL ESTATE		12,514,078
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	17,815	727,386
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	5,169	200,609
TOTAL UTILITIES		927,995
TOTAL COMMON STOCKS (Cost $516,256,170)		655,556,978

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	1,794,256	1,794,615
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	42,680,106	42,684,374
TOTAL MONEY MARKET FUNDS (Cost $44,478,989)		44,478,989

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $560,735,159)	700,035,967
NET OTHER ASSETS (LIABILITIES) - (6.3)% (e)	(41,518,602)
NET ASSETS - 100.0%	658,517,365

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Dec 2021	1,843,240	(20,256)	(20,256)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $67,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,045,507	72,168,903	72,419,795	445	-	-	1,794,615	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	15,805,825	55,970,296	29,091,747	36,624	-	-	42,684,374	0.1%
Total	17,851,332	128,139,199	101,511,542	37,069	-	-	44,478,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.